Preferred Stock:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Preferred Stock [Text Block]
Note 9 – Preferred Stock:

As of September 2, 2014, the Company and the holders of a majority of the Company’s Series A Preferred Stock entered into an amendment (the “Amendment”) to the Preferred Stockholders Agreement, dated as of August 23, 2013 (the “Preferred Stockholder Agreement”). Under the terms of the Amendment, the parties removed provisions relating to the right of first refusal and certain prohibitions relating to transfers, which were set forth in the Preferred Stockholder Agreement. In addition, the parties made other technical changes to the terms of the Preferred Stockholder Agreement.

Note 9 – Preferred Stock:

Through a series of private placements closed between February and October 2013, Neurotrope BioScience issued 23,000,000 preferred shares at $1 per share, resulting in gross proceeds of $23 million. The Company agreed to pay the placement agent in the offering a cash commission of 10% of the gross funds raised from non-Company related investors in the private placement offering (“PPO”). As a result, the Company paid the placement agents cash totaling $2,225,000. In addition, the placement agent received (a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of common stock equal to 7.5% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A Preferred Stock equal to 2.5% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A Preferred Stock equal to 10% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the “Agent Warrants”). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Company’s common stock and 1,325,000 shares of the Company’s Series A Preferred Stock.

The Series A Preferred Stock ranks senior with respect to liquidation preference and dividend rights to the common stock and any other class or series of stock that the Company may issue. The Series A Preferred Stock accrues a dividend at an annual rate of $0.08 per share, when and if declared by the Board of Directors of the Company. No dividends have been declared on the Series A Preferred Stock. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of our affairs or similar event, a holder of Series A Preferred Stock will be entitled to be paid, before any distribution or payment may be made to any holders of common stock or other class or series of stock, the liquidation amount (which shall equal $1.00 per share) and the amount of any accruable and unpaid dividends as of such distribution or payment date. Each share of Series A Preferred Stock is convertible into common stock at the option of the stockholder at a price of $1.00 per share, subject to adjustment. Each share of Series A Preferred Stock will convert into more than one share of common stock in the event that the Company sells certain securities at a price per share that is less than the conversion price, which is currently set at $1.00 per share. The Series A shares are subject to mandatory conversion upon the vote of holders of a majority of the outstanding shares of Series A Preferred Stock at any given time, or upon the closing of a sale of common stock to the public at a price of at least $5.00 per share (subject to adjustment in the case of certain events) in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act, resulting in net proceeds to the Company of at least $30,000,000. The holders of Series A Preferred Stock are entitled to a class vote on certain Company actions, have the right to participate in future offerings and have the right to elect one member of the Company board of directors, in addition to certain additional rights and privileges as set forth in the Amended and Restated Certificate of Incorporation and in certain agreements between the Company and the holders thereof.

As of September 2, 2014, the Company and the holders of a majority of the Company’s Series A Preferred Stock entered into an amendment (the “Amendment”) to the Preferred Stockholders Agreement, dated as of August 23, 2013 (the “Preferred Stockholder Agreement”). Under the terms of the Amendment, the parties removed provisions relating to the right of first refusal and certain prohibitions relating to transfers, which were set forth in the Preferred Stockholder Agreement. In addition, the parties made other technical changes to the terms of the Preferred Stockholder Agreement.

During 2014, private placement investors converted a total of 1,637,000 shares of the Company’s Series A Preferred Stock into 1,637,000 shares of the Company’s common stock.